Stock-Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2020 shares
2015 Restricted Stock Unit Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vested RSUs	90,626